Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Nuveen Gresham Long/Short Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Gresham Long/Short Commodity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek attractive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 33 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 36 of the prospectus, in the appendix to this prospectus titled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” and “Purchase and Redemption of Fund Shares” on page S-62 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio. However, this portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond January 31, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in a diversified portfolio of commodity futures contracts and debt securities. The Fund’s investment strategy has two elements:
  A portfolio of long and/or short exchange-traded commodity futures contracts providing long and/or short exposure to all principal groups in the global commodity markets which is actively managed by Gresham Investment Management LLC’s Near Term Active division (“Gresham”), a sub-adviser to the Fund, pursuant to its proprietary Long/Short Strategy. For purposes of posting margin on such futures contracts, Gresham may also invest in U.S. Treasury securities.
  A portfolio of debt securities which is actively managed by Nuveen Asset Management, LLC (“Nuveen Asset Management”), the Fund’s other sub-adviser.
Commodity Investments. The Fund invests in a diversified portfolio of exchange-traded commodity futures contracts with an aggregate value substantially equal to the Fund’s net assets. The Fund invests in futures contracts in the six principal commodity groups in the global commodities markets: energy; industrial metals; agriculture; precious metals; foods and fibers; and livestock. The Fund may also invest in commodity-linked forward contracts, notes, swap agreements and other derivative instruments that provide investment exposure to commodities.

Although the Fund may make investments in commodity-linked derivative instruments directly, the Fund expects to primarily gain exposure to these investments by investing in the Long-Short Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (referred to herein as the “Subsidiary”). The Subsidiary is advised by Nuveen Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”), and is sub-advised by Gresham. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets within the limits of current federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in commodity-linked derivative instruments. The Subsidiary has the same investment objective as the Fund, but unlike the Fund, it may invest without limitation in commodity-linked derivative instruments. The Subsidiary is otherwise subject to the same fundamental and non-fundamental investment restrictions as the Fund. Except as otherwise noted, for purposes of this prospectus, references to the Fund’s investments may also be deemed to include the Fund’s indirect investments through its Subsidiary.

The Fund intends to invest up to 25% of its net assets in the Subsidiary, which in turn invests in a diversified portfolio of exchange-traded commodity futures contracts. Because commodity futures contracts provide investment exposure that greatly exceeds the margin requirements for such positions, the Subsidiary will be able to use this small portion of the Fund’s net assets to gain exposure to commodity futures contracts with an aggregate value substantially equal to 100% of the Fund’s net assets. The Subsidiary may also invest in U.S. Treasury securities for the purpose of posting margin on its commodity futures contracts.

Gresham actively manages the Subsidiary’s portfolio of commodity futures contracts pursuant to its Long/Short Strategy, a fully collateralized, long/short, rules-based commodity investment strategy. The Long/Short Strategy’s rules specify minimum liquidity requirements for commodity futures contracts and other parameters such as eligible commodity futures contracts, contract term, commodity weightings and annual and interim rebalancing of individual commodities. Gresham currently bases its target weights on three inputs: (i) calculations of the values of global commodity production; (ii) total U.S. dollar trading volume on commodity futures and forwards exchanges; and (iii) global import/export trade values. Gresham determines the rules governing the specific commodities in which the Subsidiary invests, and the relative target weighting of those commodities, annually. The target weights are expected to remain unchanged until the next annual determination. Gresham limits the Subsidiary’s concentration in any single commodity, commodity group and commodity complex in an attempt to moderate risk. Under normal market conditions, Gresham avoids exercising discretion with respect to target weights between annual determinations. However, the actual portfolio weights may vary during the year and may in certain circumstances be rebalanced subject to the Long/Short Strategy’s rule-based procedures. Generally, Gresham intends to invest in short-term commodity futures contracts with terms of one to three months but may invest in contracts with terms of up to twelve months. Gresham intends to replace expiring commodity futures contracts with contracts expiring at a future date (i.e., “roll” contracts) in order to avoid the Subsidiary taking or being required to make physical delivery of a commodity.

Gresham employs a momentum-based rule (a trading rule which incorporates information about price momentum in the commodity markets) to determine whether the Subsidiary’s commodity futures contracts within each group are held long, short or, in the case of petroleum-based contracts, “flat.” Gresham’s momentum-based rule compares the current price of an individual commodity contract, as adjusted for the return generated by rolling an expiring contract into a contract expiring at a future date, against the contract’s moving average price to determine whether to take a long or short position in that contract. Gresham does not intend to short petroleum-based contracts because the prices of such contracts are generally more sensitive to geopolitical events than to supply-demand imbalances. Therefore, if Gresham’s momentum-based rule signals for a short position in a petroleum-based contract, Gresham will instead move that position to cash (i.e., “flat”). The relative balance of the Subsidiary’s long, short and/or flat exposure may vary significantly over time, and at certain times, the Subsidiary’s aggregate exposure may be all long or various combinations of long, short and/or flat. Gresham intends to manage its overall strategy so that the aggregate value of the Subsidiary’s combined long, short and flat commodity contracts is not expected to exceed 100% of the Fund’s net assets.

Debt Security Investments. Assets not invested by the Fund in the Subsidiary or directly in commodity-linked derivative instruments are invested by Nuveen Asset Management in debt securities including (i) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, (ii) securities issued or guaranteed by foreign governments, or their political subdivisions or agencies or instrumentalities, (iii) U.S. and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations, (iv) asset-backed securities, and (v) residential and commercial mortgage-backed securities. Any foreign debt securities in which the Fund invests will be U.S. dollar-denominated securities of issuers located in developed markets. Up to 10% of the debt securities in which Nuveen Asset Management invests may be securities rated lower than investment grade or unrated securities of comparable quality as determined by Nuveen Asset Management (securities commonly referred to as “high yield” securities or “junk” bonds). The Fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of comparable quality as determined by Nuveen Asset Management. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the Fund is not required to sell the security, but may consider doing so.

Nuveen Asset Management makes portfolio decisions using an investment process that incorporates both “top-down” and “bottom-up” elements. The sub-adviser uses top-down macroeconomic analysis to develop sector allocation, duration, credit quality and other parameters for its portion of the Fund’s portfolio. At the same time, the sub-adviser analyzes the various sectors of the market for investment opportunities. When buying and selling specific securities within a sector of the market, the sub-advisor utilizes a bottom-up process that incorporates fundamental credit analysis and relative value metrics into the security selection process.

Under normal market conditions, Nuveen Asset Management attempts to maintain an average effective duration of the debt securities in which it invests of no more than three years. Effective duration is a measure of how the value of the debt securities portion of the Fund’s portfolio may react to interest rate changes.

		Nuveen Asset Management may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; swap agreements, including swap agreements on interest rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The Fund may enter into standardized derivatives contracts traded on domestic securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The Fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund (which include certain risks presented by the Fund’s investment in the Subsidiary), listed alphabetically, include:

Bond Market Liquidity Risk—Dealer inventories of bonds, which provide an indication of the ability of financial intermediaries to “make markets” in those bonds, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the debt securities markets in which the Fund invests, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.

Call Risk—If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Clearing Broker Risk—The failure or bankruptcy of the Subsidiary’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, in the case of futures and options on futures, the clearing broker’s customers, such as the Subsidiary, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers. In the case of cleared swaps, customers of a clearing broker in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Commodity Risk—Investments in commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. Because the Fund has a significant portion of its assets concentrated in commodity-linked derivative instruments, developments affecting commodities will have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. Although the Fund’s commodity exposure as a whole will not be leveraged (i.e., the Fund’s commodity investments will have an aggregate value substantially equal to its net assets), individual commodity-linked derivative instruments may employ leverage. Such leverage creates the possibility for losses greater than the amount invested and the likelihood of greater volatility of the Fund’s net asset value, and there can be no assurance that the Fund’s use of leverage will be successful.

Counterparty Risk—Certain commodity-linked derivative instruments, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) would default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Currency Risk—Even though the non-U.S. securities held by the Fund are traded in U.S. dollars, their prices are typically indirectly influenced by currency fluctuations. Changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains or losses realized on the sale of securities.

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Frequent Trading Risk—Gresham regularly purchases and subsequently sells, i.e. “rolls,” individual commodity futures contracts throughout the year so as to maintain a fully invested position. As the commodity contracts near their expiration dates, Gresham rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Subsidiary pays when it buys and sells contracts, which may detract from the Fund’s performance.

High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Income Risk—Income from the Fund’s debt securities could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities it holds.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s fixed income investments will decline because of rising interest rates. The Fund’s fixed income investments may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time, and prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support.

Non-U.S. Investment Risk—The Fund may invest in commodity futures contracts traded on non-U.S. exchanges or enter into over-the-counter derivative contracts with non-U.S. counterparties. Transactions on non-U.S. exchanges or with non-U.S. counterparties present risk because they may not be subject to the same degree of regulation as their U.S. counterparts. In addition, the Fund may invest in U.S. dollar-denominated securities of non-U.S. issuers located in developed markets. Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments.

Regulatory Risk—Gresham’s investment decisions may need to be modified, and commodity contract positions held by the Fund and/or the Subsidiary may have to be liquidated at disadvantageous times or prices, to avoid exceeding position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Short Sales Risk—The Fund may sell futures contracts short. A short futures position allows the seller to profit from a decline in the price of the underlying commodity to the extent such decline exceeds the transaction costs of the short position. Conversely, if the price of the underlying futures contract rises because of an increase in the price of the underlying commodity, the Fund will realize a loss on the transaction. The Fund bears the risk of unlimited loss on contracts it sells short, as the price at which the Fund would need to cover a short position could theoretically increase without limit.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments in commodity-linked derivative instruments. The commodity-linked derivative instruments held by the Subsidiary are the same as those permitted to be held by the Fund and are subject to the same risks that apply if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended, and, unless otherwise noted in this prospectus, is not subject to regulation thereunder. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Tax Risk—The Fund’s ability to make direct and indirect investments in commodity-linked derivative instruments is limited by the Fund’s intention to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. The Fund’s investment in its Subsidiary is intended to allow the Fund to obtain exposure to commodities while permitting it to satisfy the requirements applicable to regulated investment companies under current law. However, if the Fund were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders, and all distributions to shareholders from earnings and profits would be taxable to shareholders as dividend income. Income and capital gains earned by the Subsidiary and distributed to the Fund and in turn its shareholders will generally be taxable to shareholders as ordinary income, even if such income and gains would otherwise have qualified for tax-advantaged capital gain treatment. Also, net losses generated by the Subsidiary may not be netted against income or gains earned within the Fund and may not be carried forward for use in future years to offset gains within the Fund or the Subsidiary, which may cause the Fund during a multi-year period to pay taxable distributions when it had experienced no total return or even negative total return over such period. Changes in tax laws could have a material adverse impact on the Fund or the Subsidiary.

Valuation Risk—The debt securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value.

		Whipsaw Market Risk—A “whipsaw” market is one in which significant price movements develop but then rapidly reverse. Because Gresham’s Long/Short Strategy seeks to capitalize on price momentum in the commodity markets, if that momentum suddenly and unexpectedly reverses, the Subsidiary (and therefore the Fund) could experience substantial losses. For example, price patterns in the commodity markets may indicate upward momentum, causing the Subsidiary to shift from short or flat positions to long positions. However, such patterns may reverse rapidly, leading to losses on the long positions and causing the Subsidiary to shift back to short or flat positions. An unexpected change in government economic policy, a significant political or economic event, a surprise change in monetary policy, or a sudden shift in supply or demand could cause a severe reversal in value of the Subsidiary’s long or short positions, resulting in significant losses to the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the four-year period ended December 31, 2016, the Fund’s highest and lowest quarterly returns were 3.27% and -4.40%, respectively, for the quarters ended September 30, 2014 and June 30, 2015.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance (the Bloomberg Commodity Index is the Fund’s primary benchmark) and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Nuveen Gresham Long/Short Commodity Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.16%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.72%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	2.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.35%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.64%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.71%
1 Year	rr_ExpenseExampleYear01	$ 739
3 Years	rr_ExpenseExampleYear03	1,591
5 Years	rr_ExpenseExampleYear05	2,455
10 Years	rr_ExpenseExampleYear10	4,663
1 Year	rr_ExpenseExampleNoRedemptionYear01	739
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,591
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,455
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,663
2013	rr_AnnualReturn2013	(0.38%)	[4]
2014	rr_AnnualReturn2014	2.92%	[4]
2015	rr_AnnualReturn2015	(3.15%)	[4]
2016	rr_AnnualReturn2016	(1.69%)	[4]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.40%)
1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2012
Nuveen Gresham Long/Short Commodity Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.16%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.72%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	2.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.10%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.64%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.46%
1 Year	rr_ExpenseExampleYear01	$ 249
3 Years	rr_ExpenseExampleYear03	1,294
5 Years	rr_ExpenseExampleYear05	2,337
10 Years	rr_ExpenseExampleYear10	4,935
1 Year	rr_ExpenseExampleNoRedemptionYear01	249
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,294
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,337
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,935
1 Year	rr_AverageAnnualReturnYear01	(2.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2012
Nuveen Gresham Long/Short Commodity Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.16%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.72%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	2.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.11%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	$ 149
3 Years	rr_ExpenseExampleYear03	1,007
5 Years	rr_ExpenseExampleYear05	1,881
10 Years	rr_ExpenseExampleYear10	4,135
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,007
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,881
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,135
1 Year	rr_AverageAnnualReturnYear01	(1.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2012
Nuveen Gresham Long/Short Commodity Strategy Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2012
Nuveen Gresham Long/Short Commodity Strategy Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 30, 2012
Nuveen Gresham Long/Short Commodity Strategy Fund | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.77%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	(10.77%)	[5]
Nuveen Gresham Long/Short Commodity Strategy Fund | Bloomberg Barclays 1-3 Year Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.28%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%	[6]
Nuveen Gresham Long/Short Commodity Strategy Fund | Lipper Commodities General Funds Category Average (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.93%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.94%)	[7]

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2018 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.50% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to its expiration only with the approval of the Board of Trustees of the Fund.
[4]	The performance of the other share classes will differ due to their different expense structures.
[5]	A broadly diversified index composed of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME).
[6]	An unmanaged index of investment grade, fixed income securities with maturities ranging from one to three years.
[7]	Represents the average annualized returns for all reporting funds in the Lipper Commodities General Funds Category.